Fair value measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring Basis - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 100,298,000	$ 0
Money Market Funds and US Treasury Securities, Included In Cash And Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	30,513,000
U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	69,785,000
Fair Value Measurements Using Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	70,375,000
Fair Value Measurements Using Level 1 | Money Market Funds and US Treasury Securities, Included In Cash And Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	30,513,000
Fair Value Measurements Using Level 1 | U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	39,862,000
Fair Value Measurements Using Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	29,923,000
Fair Value Measurements Using Level 2 | U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 29,923,000